Loans Payable (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Loans Payable
Loans Payable, Beginning Balance	$ 80,000	$ 74,559	$ 0
Proceeds from loans payable	0	0	120,000
Premium on loans payable			(50,949)
Accretion loan payable	2,495	5,441	5,508
Loans Payable, Ending Balance	82,495	80,000	74,559
Current Loan Payable
Current Loan Payable, Begging Balance	80,000	40,000	0
Current Note Payable, Ending Balance	0	80,000	40,000
Long - Term Laon Payable
Long-Term Loan Payable, Beginning Balance	0	34,559	0
Long-Term Loan Payable, Ending Balance	$ 82,495	$ 0	$ 34,559